Consolidated Statements of Operations and Comprehensive Loss $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares
Operating Expenses
Research and development expenses	€ (37,526,090)	€ (35,697,935)	€ (25,684,140)
General and administrative expenses	(14,869,564)	(11,984,722)	(8,467,203)
Total Operating Expenses	(52,395,654)	(47,682,657)	(34,151,343)
Other income	20,159,169	54,221	221,748
Other expenses	(1,381)	(6,381)	(13,209)
Operating Result	(32,237,866)	(47,634,817)	(33,942,804)
Finance income	608,679	109,391	887,702
Finance expenses	(45,250)	(24,769)	(26,000)
Foreign exchange result	2,442,297	1,964,135	(776,512)
Other financial result	(252,471)	(44,000)	(126,000)
Income Taxes
Loss for the Period	(29,484,611)	(45,630,059)	(33,983,614)
Loss for the Period	(29,484,611)	(45,630,059)	(33,983,614)
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign currency	4,206,810	6,777,061	(5,954,019)
Total Comprehensive Loss	€ (25,277,801)	€ (38,852,998)	€ (39,937,633)
Weighted average number of shares outstanding (in Shares) | shares	44,207,873	41,629,974	27,064,902
Loss per share (basic/diluted) (in Euro per share) | € / shares	€ (0.67)	€ (1.1)	€ (1.26)